Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Empower Government Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets in government securities. Under normal circumstances, at least 99.5% of the Fund’s total assets will be invested in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities. The Fund will invest in high-quality, short-term fixed income securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. government, and securities of agencies of the U.S. government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.The Fund will only invest in securities that are denominated in U.S. dollars and in a portfolio of securities with a weighted average maturity of less than 60 days and a dollar-weighted average life to maturity of no more than 120 days. These securities will have a rating in one of the two highest rating categories for short-term fixed income obligations by at least one nationally recognized statistical rating organization such as Moody’s Investors Service, Inc. or Standard & Poor’s Global Ratings (or unrated securities determined by the portfolio managers to be of comparable quality).The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years.The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would be lower.Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.empower.com/investments/empower-funds/fund-documents
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedTotal ReturnBest QuarterDecember 31, 20181.39%Worst QuarterMarch 31, 20210.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	YieldYield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.As of December 31, 2023, the Fund’s 7-day yield and its effective yield were:
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2023, the Fund’s 7-day yield and its effective yield were:
Empower Government Money Market Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Empower Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Empower Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Empower Government Money Market Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Empower Government Money Market Fund | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk - U.S. government securities may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the U.S. government (credit risk).
Empower Government Money Market Fund | US Government Sponsored Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government-Sponsored Securities Risk - Securities issued by U.S. government-sponsored enterprises (“GSEs”), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the applicable GSE (credit risk). Securities of GSEs are not issued or guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government.
Empower Government Money Market Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, the market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Changes in interest rates may have unpredictable effects on the markets and the Fund’s investments, including negatively affecting yield, value and/or liquidity. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as increases or decreases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact the Fund’s performance.
Empower Government Money Market Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, sanctions, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Empower Government Money Market Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk - An issuer of a security may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Empower Government Money Market Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to the remaining investors’ interest due to market conditions. Extraordinary and sudden changes in interest rates could disrupt the market for fixed income securities and affect the Fund's ability to maintain a stable NAV of $1.00 per share. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Fund. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its value and may be unable to sell the security at all. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
Empower Government Money Market Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Empower Government Money Market Fund | Money Market Fund Regulation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Fund Regulation Risk - In July 2023, the SEC adopted amendments to the rules governing money market funds. These amendments may affect the Fund’s investment strategies, performance, yield and operating expenses.
Empower Government Money Market Fund | Possible Loss of Money Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Possible Loss of Money Risk - You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.
Empower Government Money Market Fund | Stable NAV Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stable NAV Risk - The Fund may not be able to maintain an NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV, or if there is a perceived threat of such a failure, the Fund, along with other money market funds, could be subject to increased redemption activity, which may adversely impact the Fund’s share price.
Empower Government Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.11%
1 Year	rr_ExpenseExampleYear01	$ 11
3 Years	rr_ExpenseExampleYear03	40
5 Years	rr_ExpenseExampleYear05	71
10 Years	rr_ExpenseExampleYear10	$ 164
OneYear	rr_AverageAnnualReturnYear01	4.88%
FiveYears	rr_AverageAnnualReturnYear05	1.76%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2015
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	6.72%
Effective Yield	efi_EffectiveYield	6.94%
Empower Government Money Market Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	267
10 Years	rr_ExpenseExampleYear10	$ 602
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	none
2017	rr_AnnualReturn2017	0.41%
2018	rr_AnnualReturn2018	1.39%
2019	rr_AnnualReturn2019	1.77%
2020	rr_AnnualReturn2020	0.29%
2021	rr_AnnualReturn2021	0.01%
2022	rr_AnnualReturn2022	1.22%
2023	rr_AnnualReturn2023	4.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
OneYear	rr_AverageAnnualReturnYear01	4.52%
FiveYears	rr_AverageAnnualReturnYear05	1.54%
TenYears	rr_AverageAnnualReturnYear10	0.95%
SinceInception	rr_AverageAnnualReturnSinceInception
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	6.62%
Effective Yield	efi_EffectiveYield	6.84%

[1]	The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.11% of the Class's average daily net assets, excluding Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The Expense Limit will remain in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement. The Expense Limit cannot be increased without shareholder approval. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.